RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Note 10 - Related Party Transactions

7. RELATED PARTY TRANSACTIONS

From time to time, the directors of the Company advanced funds to the Company for working capital purpose. Those advances are unsecured, non-interest bearing and had no fixed terms of repayment.

Since February 1, 2016, the Company was granted with the right of use to the website and mobile application platforms by JJ Explorer Tours Limited (“JJ Explorer”), which was also controlled by the directors of the Company. Also, the Company formed a cooperation partnership with JJ Explorer whereby JJ Explorer invested to develop and maintain the operations of the Gagfare web and mobile application platforms for a term of 5 years.  JJ Explorer would share 50% of the net earnings generated by the Company in the use of its web and mobile application platforms during the cooperation period. On January 31, 2021, JJ Explorer agreed to extend the term for an additional 5 years up January 31, 2026. However, the agreement was mutually terminated on February 28, 2022 and concurrently, the Company, through NMAPL entered into a Cooperation Agreement with JJ Explorer, whereby NMAPL was granted the right of use to the website and mobile application platform owned by JJ Explorer, for a term of 5 years. The Company would share 50% of its net earnings through the platform with JJ Explorer.

For the three months ended March 31, 2022 and 2021, as the Company had not generated any earnings, there are no service charges and payables due to JJ Explorer.

For the three months ended March 31, 2022 and 2021, the Company paid the service fee of $1,923 and $0 to certain shareholders for their service.

For the three months ended March 31, 2022 and 2021, the Company paid the salary of $1,346 and $0 to the director for his service.

Apart from the transactions and balances detailed elsewhere in these accompanying unaudited condensed consolidated financial statements, the Company has no other significant or material related party transactions during the periods presented.

10. RELATED PARTY TRANSACTIONS

From time to time, the director of the Company advanced funds to the Company for working capital purpose. Those advances are unsecured, non-interest bearing and had no fixed terms of repayment.

Since February 1, 2016, the Company was granted with the right of use to the website and mobile application platforms by JJ Explorer Tours Limited (“JJ Explorer”), which was also controlled by the directors of the Company. Also, the Company formed a cooperation partnership with JJ Explorer whereas JJ Explorer invested to develop and maintain the operations of the Gagfare web and mobile application platforms in a term of 5 years, JJ Explorer would share 50% of the net earnings generated by the Company in the use of its web and mobile application platforms during the cooperation period. On January 31, 2021, JJ Explorer agreed to extend the term of additional 5 years up January 31, 2026.

For the years ended December 31, 2021 and 2020, as the Company has generated no earnings, the Company does not have any service charges and payables to JJ Explorer.

For the years ended December 31, 2021 and 2020, the Company paid the service fee of $13,481 and $2,707 to certain shareholders for their service.

For the years ended December 31, 2021 and 2020, the Company paid the salary of $10,785 and $2,707 to the director for his service.

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the years presented.